Finance income and costs	12 Months Ended
Dec. 31, 2018
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Finance income and costs
8.	Finance income and costs

Recognized in the statement of profit or loss:

	2018	2017	2016
Fair value gains on derivative financial instruments and interest	654,933	317,542	282,408
Cash flow hedges – reclassified to profit or loss	568,370	—	—
Interest income on bank deposits	395,045	278,599	158,206
Interest income on financial assets measured at amortized cost	204,191	185,004	445,943
Credit finance income	50,828	36,186	74,522
Other	58,766	1,105	563

Finance income	1,932,133	818,436	961,642

Net foreign exchange losses	(2,695,045)	(718,501)	(782,463)
Interest expenses for financial liabilities measured at amortized cost	(807,120)	(385,386)	(343,290)
Late payment interest expense	—	(29,115)	—
Other	(116,926)	(8,300)	(8,688)

Finance costs	(3,619,091)	(1,141,302)	(1,134,441)

Net finance costs	(1,686,958)	(322,866)	(172,799)

Finance incomes for the years ended 31 December 2018, 2017 and 2016 are mainly attributable to interest income on contracted handset sales, changes in fair value of derivative financial instruments, interest income on bank deposits and cash flow hedge.

Foreign exchange losses mainly include foreign exchange losses on borrowings and bonds issued amounting to TL 2,378,910 and TL 1,335,308 as of 31 December 2018.

Finance costs for year ended 31 December 2018 and 2017 mainly attributable to the financing costs of borrowings, foreign exchange losses from operating and financing activities.

Finance costs for year ended 2016 is mainly attributable to the financing costs of borrowings, 4.5G license fees payable, foreign exchange losses of Belarusian Telecom operating in Belarus and foreign exchange losses of lifecell operating in Ukraine.

Foreign exchange losses from Belarusian Telecom and lifecell exclude foreign exchange losses incurred in the foreign operations’ individual financial statements which have been recognized directly in equity under foreign currency translation reserve in the consolidated financial statements in accordance with the accounting policy for net investment in foreign operations as disclosed in Note 2c.